SA Janus Focused Growth Portfolio Investment Strategy - SA Janus Focused Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long-term growth potential. The Portfolio is non-diversified and, thus, will generally hold a core position of 30 to 40 common stocks. The Portfolio invests primarily in common stocks of large-cap companies but may also invest in smaller, emerging growth companies. The Portfolio may invest up to 25% of its assets in foreign securities which may include emerging market securities. In selecting investments for the Portfolio, the subadviser seeks to invest in companies with distinct long-term competitive advantages, strong free cash flow generation and that trade at attractive valuations. The subadviser applies a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The subadviser may reduce or sell the Portfolio’s investments in portfolio securities if, in the opinion of the subadviser, replacing a security with another is a more attractive investment, a security has reached full valuation, or the investment outlook for a security changes.